Operating Segments - Schedule of Segment Performance (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	$ 2,702,276	$ 8,054,529	$ 6,101,155	$ 3,893,739
Other income		295,690	1,998,772	1,587,806	707,327
Interest income		19,416	1,611,128	8,314	26,120
Total income		3,017,382	11,664,429	7,697,275	4,627,186
Segment net loss before tax		(27,864,014)	(46,248,261)	(51,860,307)	(13,444,393)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income		35,154	37,360	385,482	51,550
Total income		35,154	37,360	385,482	51,550
Segment net loss before tax		(14,584,755)	(32,344,084)	(20,366,063)	(9,051,651)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	2,702,276	8,054,529	6,099,815	3,893,739
Other income		260,536	1,936,862	1,202,324	595,070
Total income		2,962,812	9,991,391	7,302,139	4,488,809
Segment net loss before tax		(5,520,718)	(7,388,442)	(6,248,217)	(79,687)
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment net loss before tax					(34,580)
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]			1,340
Other income			24,550		60,707
Interest income		19,416	1,611,128	8,314	26,120
Total income		19,416	1,635,678	9,654	86,827
Segment net loss before tax		$ (7,758,541)	$ (6,515,735)	$ (25,246,027)	$ (4,278,475)

[1]	See Note 3, Revenue, for segment revenue by product line for the twelve months ended December 31, 2023, six months ended December 31, 2022, and twelve months ended June 30, 2022 and 2021.